Financial assets at FVTPL_Details of financial assets at FVTPL (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	₩ 14,762,941,000,000		₩ 8,069,144,000,000
Financial assets designated at FVTPL	0		0
Total	14,762,941,000,000	$ 13,592,617	8,069,144,000,000
Deposits
Disclosure of financial assets at fair value through profit or loss [Line Items]
Total	48,796,000,000		27,901,000,000
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	48,796,000,000		27,901,000,000
Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	7,136,112,000,000		4,906,867,000,000
Total	7,136,112,000,000		4,906,867,000,000
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	1,020,418,000,000		872,954,000,000
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	873,031,000,000		600,303,000,000
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	761,681,000,000		762,265,000,000
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	231,967,000,000		101,563,000,000
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	570,772,000,000		688,350,000,000
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	865,685,000,000		515,199,000,000
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	2,812,558,000,000		1,366,233,000,000
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	676,291,000,000		212,473,000,000
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	6,901,742,000,000		2,921,903,000,000
Total	₩ 6,901,742,000,000		₩ 2,921,903,000,000